Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000004445 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004445 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F022618
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F062614
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004445 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004445 | Uniform Mortgage-Backed Security, TBAFR_01F020612
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004445 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004445 | U.S. Treasury BondsFR_912810SD1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004445 | Federal National Mortgage AssociationFR_3140XAQS4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004445 | AssetU.S. Treasuries
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000004445 | AssetAgency Mortgage Backed
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000004445 | AssetCorporate Notes
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000004445 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004445 | AssetNon-Agency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000004445 | AssetAgency Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004445 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000004445 | AssetMunicipal Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004449 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000004449 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004449 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004449 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004449 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004449 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004449 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004449 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004449 | The Technology Select Sector SPDR FundFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004449 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004449 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000004449 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004449 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004449 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004449 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004449 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004449 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004449 | IndustryExchange Traded & Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004449 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004449 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004440 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004440 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004440 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004440 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004440 | UDR, Inc.FR_902653104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004440 | Invitation Homes, Inc.FR_46187W107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004440 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004440 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004440 | Equity ResidentialFR_29476L107
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004440 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004440 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000004440 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000004440 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000004440 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000004440 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004440 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004440 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004440 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004450 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004450 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004450 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004450 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004450 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004450 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004450 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004450 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004450 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004450 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004450 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004450 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000004450 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004450 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004450 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004450 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004450 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004450 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004450 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004450 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004438 | Belden, Inc.FR_077454106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004438 | Enerpac Tool Group Corp.FR_292765104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004438 | Brink's Co.FR_109696104
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004438 | Darling Ingredients, Inc.FR_237266101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | Boot Barn Holdings, Inc.FR_099406100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | U.S. Physical Therapy, Inc.FR_90337L108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | Louisiana-Pacific Corp.FR_546347105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004438 | Repligen Corp.FR_759916109
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004438 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004438 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004438 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004438 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004438 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000004438 | IndustryHealthcare Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004438 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004438 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004438 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004438 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004438 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004439 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004439 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004439 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004439 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000004439 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004439 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004439 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004439 | SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000004439 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004439 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000004439 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004439 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000004439 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000004439 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004439 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033161 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033161 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033161 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033161 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033161 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033161 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033161 | SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000033161 | SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000033161 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033161 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033161 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000033161 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000033161 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033161 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004441 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004441 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004441 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004441 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004441 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004441 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004441 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004441 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004441 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004441 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004441 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000004441 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004441 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000004441 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004441 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004441 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004441 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004441 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004441 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004441 | IndustryHealthcare Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.60%